INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 6 – INVENTORY

Inventory consisted entirely of finished goods and totaled $305,693 and $246,077 at June 30, 2015, and December 31, 2014, respectively.  The approximate $60,000 increase in inventory in the first six months of 2015 is due principally to an increase in the Company’s VidTac finished goods inventory.

Total inventory at June 30, 2015 and December 31, 2014 included hardware consisting of computer laptops, printers and ancillary parts, such as electronic components, connectors, adapters and cables, as well as the Company’s propriety VidTac product and its related components.  Generally, the Company procures hardware as a result of receiving a customer order.  The hardware is procured, delivered to the Company, prepared for installation and then transported by the Company to the customer site for installation.  The Company does not procure any third-party hardware for speculative selling.  Further, the various components of hardware are all considered finished goods because the individual items may be, and are, sold in a package, or on an individual basis, normally at the same pricing structure.

The Company has contracted with a single manufacturer to produce the Company’s proprietary VidTac product.  The contract agreement calls for the Company to periodically place a demand purchase order for a fixed number of units to be manufactured and delivered as finished goods.  The Company’s purchase orders are non-cancellable; however, there are some relief provisions: (1) the Company may change the original requested delivery dates if the Company gives sufficient advance notice to the contract manufacturer; and (2) should the Company elect to cancel a purchase order in total or in part, it would be financially responsible for any materials that could not be returned by the contract manufacturer to its source suppliers.

When the VidTac product is recorded into finished goods, it consists of a kit with four basic components.  The Company records the product as a single unit of inventory.  Should a single component fail or need to be replaced, the Company will take a kit and then inventory the components, still considered finished goods.  Should a component need to be repaired, it is returned to the contract manufacturer for analysis and repair.  The repaired component is then shipped to the Company and inventoried as finished goods.

In December 2014, the Company placed a demand purchase order for $433,000 with the contract manufacturer for units to be delivered ratably in fiscal year 2015, beginning in May 2015.  This order was to cover forecasted demand for the product during the delivery period, as well as to accommodate the long-lead times required for procuring certain components from off-shore manufacturers.  The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by Net 30 days from invoice date once the units are delivered to the Company.  At June 30, 2015, the Company had taken delivery of units related to this demand purchase order valued at approximately $87,000.

NOTE 4 -       INVENTORY

Inventory consisted of the following as of December 31:

	December 31,
Category	2014	2013

Raw materials	$-	$-
Work-in-process	-	-
Finished goods	246,077	357,933

Total Inventory	$246,077	$357,933

The approximately $112,000 decrease in inventory between 2013 and 2014 is due principally to a sharp increase in 2013 customer bookings for new hardware associated with the Company’s COPsync service.  The timing of the receipt of the new orders, the associated procurement cycle and installation timetables all culminated in the Company possessing a large amount of inventory at December 31, 2013.  Those inventories were reduced as a result of the hardware being delivered to the customer and installed in fiscal year 2014.

Total inventory at December 31, 2014 included hardware consisting of computer laptops, printers and ancillary parts, such as electronic components, connectors, adapters and cables, as well as the Company’s propriety VidTac product and its related components.  Generally, the Company procures hardware as a result of receiving a customer order.  The hardware is procured, delivered to the Company, prepared for installation and then transported by the Company to the customer site for installation.  The Company does not procure and inventory third party hardware for speculative selling.

The various components of hardware are all considered finished goods because the individual items may be, and are, sold in a package, or on an individual basis, normally at the same pricing structure.

With regards to the Company’s VidTac product, a manufacturing agreement was executed in 2012 with a single contract manufacturer and calls for the Company to periodically place a demand purchase order for a fixed number of finished units to be manufactured and delivered as finished goods.  The Company’s purchase orders placed with the contract manufacturer are non-cancellable; however, there are some relief provisions: (1) the Company may change the original requested delivery dates if the Company gives sufficient advance notice to the contract manufacturer; and (2) should the Company elect to cancel a purchase order in total or in part, it would be financially responsible for any materials that could not be returned by the contract manufacturer to its source suppliers.

When the VidTac product is recorded into Finished Goods, it consists of a kit consisting of four basic components.  It is inventoried as a single unit of inventory.  Should a single component fail or need to be replaced, the Company will take a kit and then inventory the components, still considered finished goods.  Should a component need to be repaired, it is returned to the contracted manufacturer for analysis and repair.  The repaired component is then shipped to the Company and inventoried as a finished goods component.

In July 2014, the Company placed a demand purchase order valued at $433,000 with the contract manufacturer for finished units to be delivered ratably throughout the year and into early fiscal year 2015.  The order was to cover a then backlog of orders for VidTac, as well as forecasted demand for the product during the delivery period.  The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by Net 30 days from invoice date once the units are delivered to finished goods inventory.

In December 2014, the Company placed another demand purchase order valued at $433,000 with the contract manufacturer for finished units to be delivered ratably in fiscal year 2015, beginning in May 2015.  This order was to cover forecasted demand for the product during the delivery period, as well as to accommodate the long-lead times required for procuring certain components from off-shore manufacturers.  The payment terms for this purchase order required a10% down-payment at the time of order placement, followed by Net 30 days from invoice date once the units are delivered to finished goods inventory.